united states
                                        securities and exchange commission
                                              washington, d.c. 20549

                                                    form n-csr

               certified shareholder report of registered management investment companies

               Investment Company Act file number 811-09541

               Ameriprime Advisors Trust (Exact name of registrant as specified in charter)

               431 N. Pennsylvania St. Indianapolis, IN 46204 (Address of principal executive offices) (Zip code)

  Timothy Ashburn, Unified Funds Services 431 N. Pennsylvania St.
                                         Indianapolis,  IN
          46204 (Name and address of agent for service)

               Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end:   12/31

Date of reporting period:  12/31/02

               Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

               A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1.  Reports to Stockholders.

Management Discussion and Analysis
Investment Results  Period Ended December 31, 2002

               As indicated by the following chart, the Institutional Short-Term Government Bond Fund (the Fund) outperformed the 1-Year Constant Maturity Treasury Index (the Index) in fiscal year 2002. In 2002, the Fund maintained an effective duration between .5 and .9 years while the duration of the Index was 1.0 year. The primary reason for outperforming the Index was utilizing a barbell portfolio strategy. This strategy combines bonds with longer and shorter durations to construct a desired overall portfolio duration. The steep yield curve assisted in making this a very effective investment strategy for 2002.

               We are pleased with the overall results of the Fund. In a year of extreme uncertainty, we have been able to maintain stability of principal for the shareholder. The Fund began 2002 with an NAV of $10.00 and ended the year at $10.00. The fund returned 2.5% in the form of share dividends. The client base of the Fund, namely Florida local governments, should be pleased. The return on our shareholders' main investment alternative, the Florida State Board of Administration's Local Government Surplus Funds Trust Fund Investment Pool, was approximately 1.91% for 2002.

               Last year was a period of historically low interest rates. The factors encouraging the Federal Reserve to produce this low rate environment are well known-fear of a sluggish economy or double-dip recession, threat of war/terrorism and low inflation. The extent that these factors remain in 2003 will determine the interest rate environment and fund performance.

               We believe that the current interest rate environment will remain unchanged for most of 2003. It is our sense that the economy will continue to struggle with GDP growing at approximately 2%. Inflation remains in check in the overall economy and should remain so for the year. While it is impossible to predict the actions of the Federal Reserve with certainty, it is our position that rates will remain unchanged for at least the first three quarters of 2003. The first rate increase may occur in the fourth quarter. However, the situation in the Middle East could affect the movement in interest rates depending on the extent and duration of any conflict.

               While market conditions will have the greatest effect on the return of the fund in 2003, we will continue place stability of principal as the top priority and strive to maintain a competitive return.

                                                                       Total Return
                                  One Month          Six Month       Since Inception
                                   Total Return     Total Return    (January 9, 2002)
                                --------------------------------------------------------
Institutional Short-Term
   Government Bond Fund                  0.45%             1.63%                  2.52%

1-Year Constant Maturity
    Treasury Index                       0.12%             0.82%                  1.98%



                    Inst           ML Index

      1/9/02       250,000.00       250,000.00
     1/31/02       250,000.00       251,152.14
     2/28/02       250,500.00       252,397.51
     3/31/02       249,820.00       250,658.60
     4/30/02       250,755.87       253,563.36
     5/31/02       251,696.10       254,701.24
     6/30/02       252,175.69       256,798.24
     7/31/02       252,891.86       259,808.29
     8/31/02       253,733.21       260,874.33
     9/30/02       254,346.46       262,805.17
    10/31/02       255,006.52       263,551.51
    11/30/02       255,156.10       262,861.66
    12/31/02       256,291.65       265,266.84

               *This chart shows the value of a hypothetical initial investment of $250,000 in the Fund and the 1-Year Constant Maturity Treasury Index on January 9, 2002 (commencement of operations) and held through December 31, 2002. The 1-Year Constant Maturity Treasury Index is an unmanaged index of US Treasury bonds. Performance figures reflect the change in value of the bonds in the index and reinvestment of dividends. The index returns do not reflect expenses, which have been deducted from the Fund's return. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

               For a prospectus and more information, including charges and expenses call 1-877-411-1167. The prospectus should be read carefully before investing. The Fund is distributed by Unified Financial Securities, Inc.


Institutional Short Term Government Bond Fund
Schedule of Investments
December 31, 2002


                                                                                Principal
                                                                                 Amount                                Value


Certificate of Deposit - 0.2%

Western State Bank, Kansas, 3.000%, 4/11/03                                        100,000                        100,185
                                                                                                                  ----------------


TOTAL CERTIFICATE OF DEPOSIT (Cost $100,000)                                                                      100,185
                                                                                                                  ----------------

U.S. Government Agency Obligations -  82.8%

Federal Home Loan Mortgage Corp - 26.5%

3.250%, 6/26/06                                                                  2,000,000                        2,015,988

3.500%, 5/23/07                                                                  1,250,000                        1,260,635

3.750%, 11/27/07                                                                 2,200,000                        2,214,397

Pool#M90727, 6.000%, 5/1/07                                                        697,883                        724,367

Pool#M90747, 5.500%, 8/1/07                                                      1,748,201                        1,820,532

Pool#M90714, 5.000%, 4/1/07                                                        853,713                        889,104

Pool#M80753, 6.500%, 5/1/09                                                      1,259,789                        1,306,192

Series#2494, 6.000%, 4/15/26                                                     1,000,000                        1,047,797

Pool#M80692, 6.500%, 7/1/08                                                      1,453,248                        1,506,243

Series#2444, 5.500%, 8/15/20                                                     2,000,000                        2,070,240

Series#2430, 5.000%, 4/15/15                                                     1,000,000                        1,019,339
                                                                                                                  ----------------

                                                                                                                  15,874,834
                                                                                                                  ----------------

Federal Home Loan Bank - 39.5%

3.040%, 7/10/06 (b)                                                              3,000,000                        3,003,834

3.210%, 6/16/06                                                                  2,000,000                        2,000,000

3.125%, 9/6/06                                                                   2,000,000                        2,000,384

3.080%, 12/27/05                                                                 2,000,000                        2,011,524

3.100%, 3/21/07                                                                    500,000                        501,974

3.600%, 5/26/06                                                                  5,000,000                        5,014,435

3.300%, 1/10/06                                                                  5,000,000                        5,001,530

5.083%, 9/29/08 (a)                                                              1,000,000                        1,057,159

3.755%, 11/27/07                                                                 2,030,000                        2,036,807

1.748%, 4/2/04 (a)                                                               1,000,000                        1,000,202
                                                                                                                  ----------------

                                                                                                                  23,627,849
                                                                                                                  ----------------

Federal National Mortgage Association - 13.4%

3.040%, 10/4/05                                                                  2,000,000                        2,001,944

2.500%, 5/27/05                                                                  2,350,000                        2,357,204

4.000%, 10/4/07                                                                  1,000,000                        1,006,458

Pool#252268, 5.500%, 1/1/09                                                      1,731,948                        1,809,482

Series#2002-57, 5.500%, 11/25/13                                                   828,564                        854,425
                                                                                                                  ----------------

                                                                                                                  8,029,513
                                                                                                                  ----------------

GNMA - 3.4%

Series#2002-19, 5.500%, 3/20/25                                                  2,000,000                        2,049,826
                                                                                                                  ----------------



TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $49,378,886)                                                       49,582,022
                                                                                                                  ----------------


Money Market Securities - 21.7%
Capital One Money Market, 2.35%, (Cost $1,024,375.22) (a)                        1,024,375                              1,024,375
Etrade Bank Money Market Plus, 2.47% (Cost $8,976,593.33) (a)                    8,976,593                              8,976,393
Nations Cash Reserves - Institutional, 1.40% (Cost 2,959,779.37) (a)             2,959,779                              2,959,779
                                                                                                                  ----------------

                                                                                                                  12,960,547
                                                                                                                  ----------------


TOTAL MONEY MARKET SECURITIES (Cost $12,960,548)                                                                  12,960,547
                                                                                                                  ----------------


TOTAL INVESTMENTS - 104.7%  (Cost $62,439,434)                                                                    62,642,754
                                                                                                                  ----------------

                                                                                                                  ----------------
Liabilities in excess of other assets - (4.7)%
                                                                                                                  (2,794,805)
                                                                                                                  ----------------

                                                                                                                  ----------------
                                                                                                                   $
TOTAL NET ASSETS - 100.00%                                                                                        59,847,949
                                                                                                                  ================


               (a) Variable rate security; the coupon rate shown represents the rate at December 31, 2002. (b) Security traded on a when-issued basis.
          Actual settlement is to occur January 10, 2003.

Institutional Short-Term Government Bond Fund
Statement of Assets and Liabilities
                                      December 31, 2002


Assets
                                                                                                $
Investments in securities, at value (cost $62,439,434)                                         62,642,754
Interest receivable                                                                                     262,499
                                                                                               -----------------
     Total assets                                                                                    62,905,253
                                                                                               -----------------

Liabilities
Accrued advisory fees                                                                                    26,606
Other payables and accrued expenses                                                                      30,698
Payable for investments purchased                                                                     3,000,000
                                                                                               -----------------
     Total liabilities                                                                                3,057,304
                                                                                               -----------------

                                                                                                $
Net Assets                                                                                     59,847,949
                                                                                               =================

Net Assets consist of:
Paid in capital                                                                                      59,767,558
Accumulated net realized gain (loss) on investments                                                   (122,929)
Net unrealized appreciation (depreciation) on investments                                               203,320
                                                                                               -----------------

                                                                                                $
Net Assets, for 5,986,298 shares                                                               59,847,949
                                                                                               =================

Net Asset Value

                                                                                                $
Offering price and redemption price per share ($59,847,949 / 5,986,298)                        10.00
                                                                                               =================

Institutional Short-Term Government Bond Fund
Statement of Operations
For the period January 9, 2002 (commencement of operations) through December 31, 2002


Investment Income
                                                                                               $
Interest income                                                                               1,640,929
                                                                                              ----------------
  Total Income                                                                                      1,640,929
                                                                                              ----------------

Expenses
Investment adviser fee                                                                                517,354
Trustee expenses                                                                                        2,508
                                                                                              ----------------
  Total Expenses                                                                                      519,862
Reimbursed expenses                                                                                 (206,941)
                                                                                              ----------------
Total operating expenses                                                                              312,921
                                                                                              ----------------
Net Investment Income (Loss)                                                                        1,328,008
                                                                                              ----------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                                   (122,929)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                           203,320
                                                                                              ----------------
Net realized and unrealized gain (loss) on investment securities                                       80,391
                                                                                              ----------------
Net increase (decrease) in net assets resulting from operations                                $
                                                                                              1,408,399
                                                                                              ================

Institutional Short-Term Government Bond Fund
Statement of Changes In Net Assets

                                                                                                 Period ended
Increase (Decrease) in Net Assets                                                                Dec. 31, 2002   (a)
                                                                                              --------------------
Operations
                                                                                               $
  Net investment income (loss)                                                                1,328,008
  Net realized gain (loss) on investment securities                                                     (122,929)
  Change in net unrealized appreciation (depreciation)                                                    203,320
                                                                                              --------------------
  Net increase (decrease) in net assets resulting from operations                                       1,408,399
                                                                                              --------------------
Distributions
  From net investment income                                                                          (1,329,784)
  From net realized gain                                                                                        -
                                                                                              --------------------
  Total distributions                                                                                 (1,329,784)
                                                                                              --------------------
Capital Share Transactions
  Proceeds from shares sold                                                                            98,238,029
  Reinvestment of distributions                                                                         1,098,140
  Amount paid for shares repurchased                                                                 (39,566,835)
                                                                                              --------------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                                           59,769,334
                                                                                              --------------------
Total Increase (Decrease) in Net Assets                                                                59,847,949
                                                                                              --------------------

Net Assets
  Beginning of period                                                                                           -
                                                                                              --------------------

                                                                                               $
  End of period                                                                               59,847,949
                                                                                              ====================

Capital Share Transactions
  Shares sold                                                                                           9,837,397
  Shares issued in reinvestment of distributions                                                          110,014
  Shares repurchased                                                                                  (3,961,113)
                                                                                              --------------------

  Net increase (decrease) from capital transactions                                                     5,986,298
                                                                                              ====================

               (a) For the period January 9, 2002 (commencement of operations) through December 31, 2002.

Institutional Short-Term Government Bond Fund
Financial Highlights

                                                                          Period ended
                                                                         Dec. 31, 2002   (c)
                                                                       -------------------

Selected Per Share Data
                                                                        $
Net asset value, beginning of period                                   10.00
                                                                       -------------------
Income from investment operations

  Net investment income (loss)                                         0.25

  Net realized and unrealized gain (loss)                              0.00
                                                                       -------------------
Total from investment operations
                                                                       0.25
                                                                       -------------------
Less Distributions to shareholders:

  From net investment income                                           (0.25)

  From net realized gain                                               0.00
                                                                       -------------------

Total distributions                                                    (0.25)
                                                                       -------------------

                                                                        $
Net asset value, end of period                                         10.00
                                                                       ===================

Total Return                                                                        2.52%(b)

Ratios and Supplemental Data
                                                                        $
Net assets, end of period (000)                                        59,848

Ratio of expenses to average net assets                                0.60%             (a)
Ratio of expenses to average net assets

   before waiver & reimbursement                                       1.00%             (a)
Ratio of net investment income to

   average net assets                                                  2.57%             (a)
Ratio of net investment income to

   average net assets before waiver & reimbursement                    2.17%             (a)

Portfolio turnover rate                                                241.11%

               (a) Annualized. (b) For periods of less than a full year, total return is not annualized. (c) For the period January 9, 2002 (commencement of operations) to December 31, 2002.

                                   Institutional Short-Term Government Bond Fund
                                           Notes to Financial Statements
                                                 December 31, 2002

NOTE 1. ORGANIZATION

               The Institutional Short-Term Government Bond Fund (the "Fund") was organized as a diversified series of the AmeriPrime Advisers Trust (the "Trust") on September 20, 2001 and commenced operations January 9, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The investment objective of the Fund is a high level of income over the long-term consistent with the preservation of capital. The investment adviser to the Fund is Wertz York Capital Management Group, L.L.C. (the "Adviser").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

               The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

               Securities Valuations- Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

               Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

               Federal Income Taxes- The Fund intends to qualify each year as a 'regulated investment company' under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

               Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

               Other- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

                                   Institutional Short-Term Government Bond Fund
                                           Notes to Financial Statements
                                                 December 31, 2002



NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

               The Fund retains Wertz York Capital Management Group, L.L.C., 3434 Colwell Ave., Suite 100, Tampa, FL 33614, to manage the Fund's investments. Mitchell P. York and M. Brent Wertz are primarily responsible for the day-to-day management of the Fund.

               Under the terms of the management agreement, (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expense on securities sold short), Rule 12b-1 expenses, fees and expenses of non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee of 1.00% of the average value of the daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. For the period ended December 31, 2002, the Adviser earned a fee of $517,354 from the Fund. The Adviser has contractually agreed to waive fees and/or reimburse fees to maintain total operating expenses at 0.60% of net assets. For the period ended December 31, 2002, the Adviser reimbursed fees and expenses of $206,941.

               The Fund  retains  Unified Fund  Services,  Inc.  ("Unified"),  a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and to provide the Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Adviser paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the Agreement. A Trustee and the officers of the Trust are members of management and/or employees of Unified.

               The Fund retains Unified Financial Securities, Inc., a wholly owned subsidiary of Unified Financial Services, Inc. to act as the principle distributor of its shares. There were no payments made to Unified Financial Securities, Inc. during the period ended December 31, 2002. Timothy L. Ashburn (a Trustee and officer of the Trust) and Thomas G. Napurano (an officer of the Trust) are a director and officer, respectively, of the Distributor and of Unified Financial Services, Inc. (the parent company of the Distributor), and may be deemed to be affiliates of the Distributor.

NOTE 4. INVESTMENTS

               For the period ended December 31, 2002, purchases and sales of investment securities, other than short-term investments, aggregated $138,244,210 and $88,701,704, respectively. As of December 31, 2002, the gross unrealized appreciation for all securities totaled $222,672 and the gross depreciation for all securities totaled $19,352 for a net unrealized appreciation at $203,320. The aggregate cost of securities for federal income tax purpose at December 31, 2002 was $62,439,434.

NOTE 5. ESTIMATES

               Preparation of financial  statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                   Institutional Short-Term Government Bond Fund
                                           Notes to Financial Statements
                                                 December 31, 2002

NOTE 6. RELATED PARTY TRANSACTIONS

               The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2002, Suntrust Bank held accounts for the benefit of others amounting to more than 63% of the Fund.

NOTE 7. CAPITAL LOSS CARRYFORWARDS

               At December 31, 2002, the Fund had available for federal tax purposes an unused capital loss carryforward of $122,929 which expires in 2010. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

               The Fund paid monthly distributions of net investment income totaling $0.25 for the period of January 2, 2002 (commencement of operations) through December 31, 2002.

               The tax character of distributions paid during the fiscal year 2002 is as follows:

Distributions paid from:                   2002
                                       --------------
       Ordinary Income                   $ 1,329,784
       Short-Term Capital Gain                     0
       Long-Term Capital Gain                      0
                                       --------------
                                         $ 1,329,784
                                       ==============

                As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributable ordinary income                   $(122,929)
Undistributable long-term capital gain                    0
Unrealized appreciation/(depreciation)              203,320
                                               -------------
                                                   $ 80,391
                                               =============

                There were no differences between book basis and tax basis unrealized appreciation.

ELECTION OF TRUSTEES - UNAUDITED

               At a special meeting of the shareholders held on November 22, 2002, a vote was held to elect members to serve on the Board of Trustees. The vote tally for each Trustee is as follows:

                                            For               Against             Withheld              Total

Timothy L. Ashburn                    20,758,655.572        12,686.845         15,821,784.991      36,593,127.408

Ronald C. Tritschler                  20,758,655.572        12,686.845         15,821,784.991      36,593,127.408

Gary E. Hippenstiel                   20,758,655.572        12,686.845         15,821,784.991      36,593,127.408

Stephen A. Little                     20,758,655.572        12,686.845         15,821,784.991      36,593,127.408

Daniel Condon                         20,758,655.572        12,686.845         15,821,784.991      36,593,127.408



                                               TRUSTEES AND OFFICERS

               The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed.

               The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

----------------------------- ----------------------------------- ---------------------------- --------------------
                                                                                                    Number of
   Name, Age and Address        Position(s) Held with the Fund       Length of Time Served     Portfolios in Fund
                                           Complex1                                             Complex1 Overseen
                                                                                                   by Trustee
----------------------------- ----------------------------------- ---------------------------- --------------------
----------------------------- ----------------------------------- ---------------------------- --------------------
Timothy Ashburn2                Trustee, Secretary and Trustee      President and Secretary            27
1104 Buttonwood Court                                                 since October 2002;
Lexington, KY  40515                                                 Trustee of AmeriPrime
                                                                     Advisors Trust since
Year of Birth: 1950                                                November 2002, AmeriPrime
                                                                  Funds since December 2002,
                                                                   and Unified Series Trust
                                                                      since October 2002
----------------------------- ----------------------------------- ---------------------------- --------------------

----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
Chairman  of Unified  Financial  Services,  Inc.  since 1989 and          Unified Financial Services, Inc.
Chief  Executive  Officer  from  1989 to 1992  and 1994 to April                     since 1989
2002;  President of Unified  Financial  Services  from  November
1997 to April 2000.
----------------------------------------------------------------- -------------------------------------------------

----------------------------- ----------------------------------- ------------------------- -----------------------
                                                                                             Number of Portfolios
   Name, Age and Address        Position(s) Held with the Fund     Length of Time Served       in Fund Complex1
                                           Complex1                                          Overseen by Trustee
----------------------------- ----------------------------------- ------------------------- -----------------------
----------------------------- ----------------------------------- ------------------------- -----------------------
Ronald C. Tritschler3                      Trustee                 Trustee of AmeriPrime              27
2361 Old Hickory Lane                                                Funds and Unified
Lexington, KY 40515                                                  Series Trust since
                                                                     December 2002 and
Year of Birth:  1952                                                AmeriPrime Advisors
                                                                    Trust since November
                                                                            2002
----------------------------- ----------------------------------- ------------------------- -----------------------

----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
Chief Executive Officer,  Director and legal counsel of The Webb                        None
Companies,   a  national  real  estate  company,  from  2001  to
present;  Executive  Vice  President  and  Director  of The Webb
Companies from 1990 to 2000; Director,  The Lexington Bank, from
1998 to present;  Director, Vice President and legal counsel for
The  Traxx  Companies,  an owner  and  operator  of  convenience stores, from 1989 to present.
----------------------------------------------------------------- -------------------------------------------------

----------------------------- ----------------------------------- ------------------------- -----------------------
                                Position(s) Held with the Fund     Length of Time Served     Number of Portfolios
   Name, Age and Address                   Complex1                                            in Fund Complex1
                                                                                             Overseen by Trustee
----------------------------- ----------------------------------- ------------------------- -----------------------
----------------------------- ----------------------------------- ------------------------- -----------------------
Thomas G. Napurano              Treasurer and Chief Financial      Since October 2002 for            N/A
2424 Harrodsburg Road                      Officer                  AmeriPrime Funds and
Lexington, KY  40503                                                AmeriPrime Advisors
                                                                   Trust; since December
Year of Birth:  1941                                              2002 for Unified Series
                                                                           Trust
----------------------------- ----------------------------------- ------------------------- -----------------------

----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
Chief Financial Officer and Executive Vice President of Unified                         N/A
Financial Services, Inc., the parent company of the Trust's
administrator and principal underwriter; member of the board of directors of Unified Financial Services, Inc. from 1989 to
March 2002.
----------------------------------------------------------------- -------------------------------------------------

------------------------------ ---------------------------------- ----------------------- -------------------------
                                                                                            Number of Portfolios
    Name, Age and Address              Position(s) Held           Length of Time Served       in Fund Complex1
                                          with Trust                                        Overseen by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
Carol Highsmith                       Assistant Secretary          Since December 2002              N/A
431 N. Pennsylvania St.                                           for AmeriPrime Funds;
Indianapolis, IN 46204                                             since November 2002
                                                                      for AmeriPrime
Year of Birth:  1964                                                Advisors Trust and
                                                                   Unified Series Trust
------------------------------ ---------------------------------- ----------------------- -------------------------

----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
Employed by Unified Fund Services, Inc. (November 1994 to                               None
present); Vice President and Asst. Secretary of Lindbergh
Funds; Asst. Secretary of AmeriPrime Funds and AmeriPrime
Advisors Trust (October 2002 to present).
----------------------------------------------------------------- -------------------------------------------------

               1 The terms "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors Trust, and Unified Series Trust. 2 Mr. Ashburn is an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be an "interested person" of the Trust because he is Chairman and a director of Unified Financial Securities, Inc., the principal underwriter for certain funds in the Fund Complex. 3 Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the principal underwriter for certain funds in the Fund Complex.

               The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

------------------------------ ---------------------------------- ----------------------- -------------------------
    Name, Age and Address       Position(s) Held with the Fund    Length of Time Served   Number of Portfolios in
                                           Complex1                                        Fund Complex1 Overseen
                                                                                                 by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
Gary E. Hippenstiel                         Trustee               Trustee of AmeriPrime              27
600 Jefferson Street                                                Funds since 1995,
Suite 350                                                          AmeriPrime Advisors
Houston, TX  77002                                                Trust since July 2002
                                                                    and Unified Series
Year of Birth:  1947                                               Trust since December
                                                                           2002
------------------------------ ---------------------------------- ----------------------- -------------------------

----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
Director,  Vice President and Chief Investment Officer of Legacy                        None
Trust Company since 1992.
----------------------------------------------------------------- -------------------------------------------------

------------------------------ ---------------------------------- ----------------------- -------------------------
                                       Position(s) Held           Length of Time Served   Number of Portfolios in
    Name, Age and Address           with the Fund Complex1                                     Fund Complex1
                                                                                            Overseen by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
Stephen A. Little                           Trustee               Trustee of AmeriPrime              27
3647 Totem Lane                                                     Funds and Unified
Indianapolis, IN 46208                                              Series Trust since
Year of Birth:  1946                                                December 2002 and
                                                                   AmeriPrime Advisors
                                                                   Trust since November
                                                                           2002
------------------------------ ---------------------------------- ----------------------- -------------------------

----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
President and founder, The Rose, Inc., a registered investment                          None
advisor, since April 1993.
----------------------------------------------------------------- -------------------------------------------------

------------------------------ ---------------------------------- ----------------------- -------------------------
                                Position(s) Held with the Fund                            Number of Portfolios in
    Name, Age and Address                  Complex1               Length of Time Served    Fund Complex1 Overseen
                                                                                                 by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
Daniel Condon                               Trustee               Trustee of AmeriPrime              27
2385 The Woods Lane                                                 Funds and Unified
Lexington, KY 40502                                                 Series Trust since
                                                                    December 2002 and
Year of Birth:  1950                                               AmeriPrime Advisors
                                                                   Trust since November
                                                                           2002
------------------------------ ---------------------------------- ----------------------- -------------------------

----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
Vice  President and General  Manager,  International  Crankshaft                        None
Inc., an automotive  equipment  manufacturing  company,  1990 to
present;   Trustee,  The  Unified  Funds,  from  1994  to  2002;
Trustee,  Star Select  Funds,  a REIT mutual fund,  from 1997 to
2000.
----------------------------------------------------------------- -------------------------------------------------

               1 The terms "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors Trust and Unified Series Trust.

                                            INDEPENDENT AUDITOR'S REPORT


To The Shareholders and
Board of Trustees
Institutional Short Term Government Bond Fund
(a series of AmeriPrime Advisor Trust)

               We have audited the accompanying statement of assets and liabilities of Institutional Short Term Government Bond Fund, including the schedule of portfolio investments, as of December 31, 2002, and the related statement of operations, changes in net assets, and the financial highlights for the period from January 2, 2002 (commencement of operations) to December 31, 2002 in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

               We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of December 31, 2002 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by  management,  as  well as  evaluating  the  overall  financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

               In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Institutional Short Term Government Bond Fund as of December 31, 2002, the results of its operations, the changes in its net assets and the financial highlights for the period from January 2, 2002 (commencement of operations) to December 31, 2002, in the period then ended, in conformity with accounting principles generally accepted in the United States of America.




McCurdy & Associates CPA's, Inc.
Westlake, Ohio
January 23, 2003

               Item 2. Code of Ethics. Not applicable to Annual Reports for the period ended December 31, 2002.

               Item 3. Audit Committee Financial Expert. Not applicable to Annual Reports for the period ended December 31, 2002.

               Items 4-8. Reserved

               Item 9. Controls and Procedures. Not applicable to Annual Reports for the period ended December 31, 2002.

               Item 10. Exhibits. Certifications required by Item 10(b) of Form N-CSR are filed herewith.

               SIGNATURES

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

               (Registrant) Ameriprime Advisors Trust

               By /s/  Timothy Ashburn
                        [Timothy Ashburn, President]

               Date     3/3/03

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

               By /s/ Timothy Ashburn
                        [Timothy Ashburn, President]

               Date     3/3/03

               By /s/ Thomas Napurano
                        [Thomas  Napurano,  Chief  Financial Officer]

               Date     3/3/03